Business acquisitions - Allocation of purchase price (Details) - USD ($)	Dec. 31, 2022	Jul. 14, 2022	Oct. 01, 2021
Achieve TMS East/Central
Purchase consideration
Cash paid, net of cash acquired			$ 6,585,931
Deferred and contingent consideration			1,250,000
Working capital adjustment			(104,052)
Purchase consideration			7,731,879
Net assets acquired
Current assets, excluding cash acquired			460,070
Cash acquired	$ 69,769
Property, plant and equipment			57,544
Right-of-use assets			2,366,868
Accounts payable and accrued liabilities			(228,193)
Current lease liabilities			(1,152,426)
Long-term lease liabilities			(1,214,441)
Net assets acquired			4,689,422
Goodwill			3,042,457
Achieve TMS East/Central | Covenants not to compete
Net assets acquired
Intangible assets			550,000
Achieve TMS East/Central | Management services agreement
Net assets acquired
Intangible assets			$ 3,850,000
Success TMS
Purchase consideration
Share issuance		$ 11,783,584
Share issuance, held in escrow		3,927,861
Purchase consideration		15,711,445
Net assets acquired
Cash acquired		688,958
Accounts receivable, net		3,728,255
Prepaid expenses and other		804,416
Property, plant and equipment		829,049
Right-of-use assets		23,650,865
Accounts payable and accrued liabilities		(4,890,405)
Deferred grant income		(225,559)
Loans payable		(14,836,324)
Shareholder loan		(2,078,979)
Lease liabilities		(23,500,474)
Net assets acquired		383,226
Goodwill		15,328,219
Success TMS | Management services agreement
Net assets acquired
Intangible assets		15,850,000
Success TMS | Software
Net assets acquired
Intangible assets		$ 363,424